Debtors	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables, Net, Current [Abstract]
Debtors
13.	Debtors

	30 Sep 22	31 Dec 21
	£	£
Trade debtors	9,732,164	8,911,840
Amounts owed by the groups associates and joint ventures	5,569,209	5,771,802
Deferred tax asset	5,218,041	4,104,324
Prepayments and accrued income	18,893,658	13,929,657
Corporation tax repayable	53,261	—
Other debtors	8,525,058	4,285,775

	47,991,391	37,003,398

14.	Debtors

	2021 £	2020 £
Trade debtors	8,911,840	5,821,677
Amounts owed by the Group’s associates and joint ventures	5,771,802	4,669,533
Deferred tax asset	4,104,324	2,770,219
Prepayments and accrued income	13,929,657	11,187,743
Corporation tax repayable	—	12,557
Deferred consideration receivable	—	—
Other debtors	4,285,775	4,594,370

	37,003,398	29,056,099

All debtors are due within one year.
Amounts due from the groups associates and joint ventures

The group has provided various working capital loans to a number of its associates and joint ventures. These have generally been used to fund the activities of the investees while they are in a start up phase. These loans have a variety of terms in respect of interest rates and repayment terms. Any interest accruing on these loans are added to the balances disclosed above.